SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
______________________________________

Form N-1A

Securities Act Registration NO. 2-60951

Investment Company Act Registration NO. 811-2815


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Post-Effective Amendment NO. 40 [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X] Amendment No. 41 [X]


COPLEY FUND, INC.
(Exact Name of Registrant as Specified in Charter)

5348 Vegas Drive
Las Vegas, NV 89108
(Address of Registrant's Principal Executive Offices (Zip Code)

Registrant's Telephone Number, including Area Code (508) 674-8459

Eastbiz.com, Inc.
5348 Vegas Drive
Las Vegas, NV 89108
(Name and Address of Agent for Service)

Copy to:
Thomas C. Henry, Esquire
Roberts & Henry
164 Honeysuckle Drive
Jupiter, FL 33458
561-744-5932

Approximate Date of Proposed Public Offering: As soon as practicable after this Amendment become effective.


It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/X/ on July 23, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1).
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Notice required by Rule 24f-2 was filed with the Commission on May 4, 2010.

                                Explanatory Note

This Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying, until July 23, 2010, the effectiveness of the registration statement filed in Post-Effective Amendment No. 39 on May 14, 2010 pursuant to paragraph
(a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 40 incorporates by reference the information contained in Parts A, B and C of the filing of May 14, 2010 on Form N-1A.

S I G N A T U R E S

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fall River, and Commonwealth of Massachusetts, on the 12th day of July 2010.

COPLEY FUND, INC.

By: /s/ Irving Levine
Irving Levine, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                           DATE

/s/ Irving Levine               Chairman of the Board         July 12, 2010
Irving Levine                   and President, Chief
                                Financial and Accounting
                                Officer

/s/ Albert Resnick, M.D.        Director                      July 12, 2010
Albert Resnick, M.D.

/s/ Gary S. Gains               Director                      July 12, 2010
Gary S. Gains